SHARE-BASED COMPENSATION (Outstanding Treasury RSUs) (Details) - Treasury RSUs	12 Months Ended
	Jan. 01, 2023 USD ($) shares	Jan. 02, 2022 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, outstanding, beginning of fiscal year (in shares) | shares	23,000	43,000
Granted (in shares) | shares	48,000	5,000
Granted for dividends declared (in shares) | shares	2,000	1,000
Settled through the issuance of common shares (in shares) | shares		(5,000)
Forfeited (in shares) | shares		(21,000)
Number, outstanding, end of fiscal year (in shares) | shares	73,000	23,000
Weighted average fair value per unit, outstanding, beginning of fiscal year (in dollars per share) | $	$ 32.55	$ 30.47
Granted (in dollars per share) | $	34.67	36.45
Granted for dividends declared (in dollars per share) | $	30.48	37.93
Settled through the issuance of common shares (in dollars per share) | $		29.68
Forfeited (in dollars per shares) | $		29.95
Weighted average fair value per unit, outstanding, end of fiscal year (in dollars per share) | $	$ 33.91	$ 32.55